Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Profit/(loss) for the year	$ 3,073,807	$ 3,043,779	$ (73,492,431)
Adjustments for:
Share-based compensation	147,000		53,245,233
Finance cost	13,895	5,187
Interest income	(557)	(595)	(22)
Depreciation of property, plant and equipment	285,019	286,334	729,393
Amortization of intangible assets	2,734,258		7,477
Amortization of right of use assets	3,109
Amortization of prepayments and premiums paid under operating leases			66,748
Provision of inventory obsolescence			204,392
Bad debt provision of trade receivables			4,991,808
Loss on disposal of property, plant and equipment	106,686		402
Loss on disposal of subsidiary		342,953	9,193,736
Operating cash flows before movements in working capital	6,363,217	3,677,658	(5,053,264)
Decrease /(increase) in trade and other receivables	1,357,705	(9,924,198)	(545,788)
Decrease in inventories		433,870	438,849
Prepayments and premiums paid under operating leases			(3,267)
Increase in trade and other payables	(749,975)	1,248,305	262,510
Increase/ (decrease) in tax payables	737,679	45,328	(56,451)
NET CASH FROM/(USED IN) OPERATING ACTIVITIES	7,708,626	(4,519,037)	(4,957,411)
INVESTING ACTIVITIES
Interest received	557	595	21
Proceeds from long-term receivable		3,000,000
Cash decrease due to disposal of a subsidiary		(374,556)	(9,442,759)
Proceeds on disposal of property, plant and equipment	239,291
Purchase of property, plant and equipment	(396,710)	(440)	(1,008)
Purchase of intangible assets	(11,854,260)
NET CASH FROM/(USED IN) INVESTING ACTIVITIES	(12,011,122)	2,625,599	(9,443,746)
FINANCING ACTIVITIES
Proceeds on bank loans	1,667,657	1,129,797
Repayment of borrowings
Interest paid	(13,895)	(5,187)
Advance from related party	3,489,305	748,869	2,220,098
Repayment of lease liabilities	(3,038)
NET CASH FROM FINANCING ACTIVITIES	5,140,029	1,873,479	2,220,098
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	837,533	(19,959)	(12,181,059)
Effects of currency translation	(60,388)	(93,646)	(212,939)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	407,311	520,916	12,914,914
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 1,184,456	$ 407,311	$ 520,916